Components of Provision (benefit) for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Provision of Income Taxes [Line Items]
Federal	$ 2,657	$ (197)	$ 223
Foreign	81	(59)	(45)
State and Local	668	201	114
Total	3,406	(55)	292
Federal	(51)	5,060	(559)
Foreign	(9)	8	10
State and Local	(32)	717	(403)
Total	(92)	5,785	(952)
Total income tax provision (benefit)	$ 3,314	$ 5,730	$ (660)